UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03632

Deutsche Tax Free Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                        as of August 31, 2017 (Unaudited)

Deutsche Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.5%
Alabama 0.8%
Alabama, Federal Aid Highway Finance Authority, Special Obligation Revenue, Series A, 5.0%, 9/1/2031	2,000,000	2,457,880
Alabama, State Public School & College Authority Revenue, Series B, 5.0%, 1/1/2024	9,680,000	11,758,586
		14,216,466
Alaska 0.4%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	980,000	995,367
Alaska, State Housing Finance Corp., State Capital Project Bonds II, Series D, 5.0%, 12/1/2026	5,515,000	6,601,565
		7,596,932
Arizona 1.4%
Arizona, State School Facilities Board, Certificates of Participation, Series A, 5.0%, 9/1/2023	3,500,000	4,198,880
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, Prerefunded 7/1/2019 @ 100, 5.0%, 7/1/2025	3,000,000	3,225,960
Arizona, Water Infrastructure Finance Authority Revenue, Series A, Prerefunded 10/1/2018 @ 100, 5.0%, 10/1/2024	4,000,000	4,182,600
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2030	3,750,000	4,206,112
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	1,305,000	1,382,687
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2028	4,000,000	4,423,880
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	2,646,087
Pima County, AZ, Sewer Revenue, Series A, 5.0%, 7/1/2021	650,000	746,740
		25,012,946
California 8.7%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series S-7, 4.0%, 4/1/2029	8,500,000	9,652,345
Series S-7, 4.0%, 4/1/2030	2,845,000	3,191,834
Series F-1, Prerefunded 4/1/2019 @ 100, 5.0%, 4/1/2028	10,000,000	10,666,000
Series F-1, Prerefunded 4/1/2019 @ 100, 5.25%, 4/1/2029	2,500,000	2,676,325
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded 7/1/2019 @ 100, 6.0%, 7/1/2029	4,000,000	4,375,440
California, State Economic Recovery, Series A, Prerefunded 7/1/2019 @ 100, 5.25%, 7/1/2021	5,000,000	5,405,050
California, State General Obligation, 5.25%, 10/1/2025	10,000,000	10,914,800
California, State General Obligation, Various Purposes:
4.0%, 9/1/2032	5,000,000	5,482,750
5.25%, 9/1/2027	10,000,000	11,641,000
6.0%, 4/1/2018	1,700,000	1,752,904
6.0%, 3/1/2033	3,765,000	4,232,011
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 11/15/2032	2,000,000	2,433,760
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, Prerefunded 11/1/2019 @ 100, 6.25%, 11/1/2021	7,000,000	7,819,350
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, Prerefunded 4/1/2019 @ 100, 6.125%, 4/1/2028	2,000,000	2,169,200
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series A, 5.0%, 3/1/2024	1,000,000	1,182,200
California, University Revenues, Limited Project, Series E, 5.0%, 5/15/2021	5,000,000	5,560,050
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	11,042,400
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,238,140
Sacramento, CA, Municipal Utility District, Series U, 5.0%, 8/15/2023, INS: AGMC	4,295,000	4,475,734
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, Prerefunded 5/15/2019 @ 100, 5.125%, 5/15/2029	4,000,000	4,293,520
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	5,000,000	5,633,450
Series A, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2028	5,000,000	5,633,450
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	9,658,530
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2025	1,145,000	1,267,023
Series C, Prerefunded 5/1/2020 @ 100, 5.0%, 5/1/2025	855,000	948,588
Series C, 5.0%, 5/1/2026	1,635,000	1,808,326
Series C, Prerefunded 5/1/2020 @ 100, 5.0%, 5/1/2026	1,215,000	1,347,994
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 4.0%, 11/1/2030	13,000,000	14,548,690
Ventura County, CA, Certificates of Participation, Public Financing Authority III, Prerefunded 8/15/2019 @ 100, 6.0%, 8/15/2026	3,370,000	3,709,527
		156,760,391
Colorado 0.6%
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,720,750
Colorado, State Building Excellent School Today, Certificate of Participation, Series G, 5.0%, 3/15/2025	3,285,000	3,727,949
Colorado, University Enterprise System Revenue, Series A, Prerefunded 6/1/2019 @ 100, 5.5%, 6/1/2023	1,000,000	1,079,800
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2020	500,000	560,865
Series B, 5.0%, 11/15/2021	500,000	575,910
Series B, 5.0%, 11/15/2022	2,350,000	2,762,777
		11,428,051
Connecticut 1.3%
Connecticut, State General Obligation, Green Bonds, Series F, 5.0%, 10/15/2030	7,000,000	8,098,090
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	5,760,000	6,301,901
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series A, 5.0%, 10/1/2027	8,000,000	9,289,760
		23,689,751
Delaware 0.3%
Delaware, Transportation Authority Revenue, 5.0%, 9/1/2024	5,115,000	5,715,501
District of Columbia 0.9%
District of Columbia, General Obligation:
Series E, 5.0%, 6/1/2027	2,500,000	3,140,675
Series A, 5.0%, 6/1/2029	1,745,000	2,171,757
Series A, 5.0%, 6/1/2030	2,000,000	2,477,720
Series A, 5.0%, 6/1/2031	2,000,000	2,459,360
District of Columbia, Income Tax Revenue, Series A, 5.0%, 12/1/2023	5,000,000	5,547,800
		15,797,312
Florida 5.1%
Broward County, FL, School Board Certificates of Participation, Series A, 5.0%, 7/1/2023	1,875,000	2,248,350
Broward County, FL, Water & Sewer Utility Revenue, Series A, Prerefunded 10/1/2018 @ 100, 5.0%, 10/1/2024	2,745,000	2,870,007
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	1,745,000	1,918,436
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	515,000	530,141
Florida, State Board of Public Education, Capital Outlay:
Series B, 4.0%, 6/1/2029	1,450,000	1,638,311
Series B, 4.0%, 6/1/2032 (a)	7,000,000	7,796,670
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,366,428
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,335,000	1,533,661
Jacksonville, FL, Water & Sewer System Revenue, Series A, 5.0%, 10/1/2026	5,000,000	6,005,400
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	5,164,333
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,472,920
Series A, Prerefunded 10/1/2019 @ 100, 5.75%, 10/1/2026	8,000,000	8,798,080
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	2,275,000	2,576,324
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2025	725,000	824,405
Series A-1, 5.5%, 10/1/2026	3,335,000	3,774,553
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2026	1,065,000	1,211,022
Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	8,299,760
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2027, INS: AGMC	10,000,000	11,147,600
Monroe County, FL, School District, Sales Tax Revenue, 5.0%, 10/1/2023, INS: AGMC	1,200,000	1,431,948
Orlando & Orange County, FL, Expressway Authority Revenue:
Series B, 5.0%, 7/1/2022	2,000,000	2,334,840
Series A, Prerefunded 7/1/2020 @ 100, 5.0%, 7/1/2028	7,500,000	8,338,125
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2023	3,000,000	3,581,790
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,508,650
		91,371,754
Georgia 4.0%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series B, 5.0%, 1/1/2021	8,345,000	9,118,915
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	2,838,594
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,566,070
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	12,864,500
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, WellStar Health System, Series A, 5.0%, 4/1/2033	1,000,000	1,161,860
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	11,977,458
Fulton County, GA, Development Authority Hospital, Revenue Anticipation Certificates, WellStar Health System, Series A, 5.0%, 4/1/2033	1,000,000	1,165,480
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System Obligated Group:
Series B, 5.5%, 2/15/2029	2,110,000	2,296,355
Series B, Prerefunded 2/15/2020 @ 100, 5.5%, 2/15/2029	6,790,000	7,537,172
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	1,705,000	2,028,404
Georgia, Municipal Electric Authority, Combined Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,172,170
Series A, 5.0%, 11/1/2027	1,000,000	1,111,380
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,636,225
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	3,813,608
Georgia, State General Obligation, Series C-1, 3.0%, 1/1/2027	5,000,000	5,459,350
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, Prerefunded 6/1/2019 @ 100, 5.0%, 6/1/2021	2,500,000	2,680,650
		71,428,191
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, Prerefunded 12/1/2019 @ 100, 5.375%, 12/1/2024	1,000,000	1,099,400
Hawaii 2.3%
Hawaii, State Airports Systems Revenue:
Series A, 5.25%, 7/1/2027	2,335,000	2,610,810
Series A, 5.25%, 7/1/2028	5,010,000	5,597,322
Series A, 5.25%, 7/1/2029	3,155,000	3,514,986
Hawaii, State General Obligation:
Series FB, 4.0%, 4/1/2029	10,000,000	11,302,800
Series FH, 4.0%, 10/1/2031	8,000,000	8,887,120
Series FK, 4.0%, 5/1/2032	4,400,000	4,887,652
Series DK, Prerefunded 5/1/2018 @ 100, 5.0%, 5/1/2021	180,000	185,072
Honolulu City & County, HI, Wastewater Systems Revenue:
Series B, 4.0%, 7/1/2029	2,475,000	2,802,195
Series B, 4.0%, 7/1/2030	1,000,000	1,122,850
		40,910,807
Illinois 5.3%
Chicago, IL, O'Hare International Airport Revenue:
Series D, 5.0%, 1/1/2023	6,540,000	7,745,780
Series B, 5.0%, 1/1/2029	5,000,000	5,909,800
Series C, 5.25%, 1/1/2030, INS: AGC	10,000,000	10,813,300
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series C, 5.0%, 1/1/2030	1,250,000	1,480,625
Series B, 5.0%, 1/1/2033	3,000,000	3,565,800
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
5.0%, 6/1/2019	3,500,000	3,733,240
5.25%, 6/1/2020	3,000,000	3,323,190
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	6,166,350
Illinois, State Development Finance Authority, Industrial Revenue, Uhlich Children's Home Project, 0.82% *, 9/7/2017, LOC: U.S. Bank NA	50,000	50,000
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2026	6,330,000	7,646,767
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	10,000,000	11,820,000
Illinois, State Toll Highway Authority Revenue:
Series D, 5.0%, 1/1/2024	11,840,000	14,215,696
Series A, 5.0%, 1/1/2027	1,250,000	1,449,062
Series A, 5.0%, 1/1/2028	1,250,000	1,440,138
Series A-1, 5.25%, 1/1/2030	5,000,000	5,448,750
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,040,190
Northern, IL, Municipal Power Agency, Power Project Revenue, Series A, 5.0%, 12/1/2028	3,435,000	4,107,710
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	690,000	692,263
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	4,073,860
		94,722,521
Indiana 1.5%
Indiana, State Finance Authority Revenue, Green Bonds, Series B, 5.0%, 2/1/2023	4,285,000	5,138,658
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	11,663,700
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,822,724
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	6,033,746
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019, INS: NATL	2,000,000	2,132,400
		26,791,228
Iowa 1.6%
Iowa, State Finance Authority Revenue, Green Bonds, State Revolving Fund, 5.0%, 8/1/2024	15,000,000	18,468,150
Iowa, State Finance Authority, Health Facilities Revenue, Iowa Health System, 5.25%, 2/15/2029, INS: AGC	10,000,000	10,577,600
		29,045,750
Kansas 0.7%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, 5.5%, 11/15/2022	4,470,000	4,917,983
Kansas, State Development Finance Authority, Sisters of Charity of Leavenworth Health System, Inc.:
Series A, 5.25%, 1/1/2025	995,000	1,084,540
Series A, Prerefunded 1/1/2020 @ 100, 5.25%, 1/1/2025	6,505,000	7,145,678
		13,148,201
Kentucky 0.1%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,082,210
Louisiana 0.2%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, 5.0%, 10/1/2027, INS: AGC	1,365,000	1,472,057
Louisiana, Regional Transit Authority, Sales Tax Revenue, 5.0%, 12/1/2025, INS: AGMC	1,550,000	1,730,528
		3,202,585
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	8,851,960
Massachusetts 3.0%
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	4,298,244
Massachusetts, State Development Finance Agency Revenue, Series H-1, 5.0%, 7/1/2022	2,740,000	3,198,731
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series I, 5.0%, 7/1/2027	3,300,000	3,999,732
Series I, 5.0%, 7/1/2028	5,000,000	6,004,900
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-3, 5.0%, 1/1/2022	9,210,000	10,411,444
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series M-3, 1.0% of MUNIPSA + 0.55%, 1.34% **, Mandatory Put 1/30/2018 @ 100, 7/1/2038	4,890,000	4,893,130
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
5.0%, 7/1/2031	5,860,000	6,900,560
Series A, 6.0%, 7/1/2024	1,785,000	1,940,045
Series A, Prerefunded 7/1/2019 @ 100, 6.0%, 7/1/2024	3,215,000	3,513,674
Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041	545,000	555,731
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.0%, 10/15/2027	7,000,000	8,093,820
		53,810,011
Michigan 4.5%
Detroit, MI, City School District Building & Site:
Series A, 5.0%, 5/1/2020	3,110,000	3,421,498
Series A, 5.0%, 5/1/2021	2,100,000	2,374,365
Michigan, Great Lakes Water Authority, Water Supply Systems Revenue, Senior Lien, Series C, 5.0%, 7/1/2031	10,000,000	11,736,400
Michigan, State Building Authority Revenue, Facilities Program:
Series II-A, 5.0%, 10/15/2024	1,610,000	1,841,421
Series I, 5.0%, 4/15/2027	11,225,000	13,545,544
Michigan, State Finance Authority Revenue, Series C-3, 5.0%, 4/1/2023	3,000,000	3,442,470
Michigan, State Finance Authority Revenue, Clean Water Revolving Fund, Series B, 4.0%, 10/1/2030	7,500,000	8,381,475
Michigan, State Finance Authority Revenue, Henry Ford Health System:
5.0%, 11/15/2028	2,000,000	2,388,620
5.0%, 11/15/2031	10,700,000	12,475,344
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.5%, 12/1/2026	2,000,000	2,511,580
Michigan, State Hospital Finance Authority Revenue, Ascension Health Credit Group, 5.0%, 11/15/2027	2,250,000	2,696,220
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	6,385,016
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,250,770
University of Michigan, State University Revenues, Series E, 1.0% of MUNIPSA + 0.43% , 1.21% **, Mandatory Put 4/2/2018 @ 100, 4/1/2033	7,000,000	7,008,330
		81,459,053
Minnesota 0.7%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue:
Series A, 5.0%, 1/1/2027	2,000,000	2,370,880
Series A, 5.0%, 1/1/2028	3,500,000	4,130,735
Minnesota, State General Fund Revenue, Series B, 5.0%, 3/1/2023	5,945,000	6,924,320
Minnetonka, MN, Housing Facilities Revenue, Beacon Hill, 0.82% *, 9/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	200,000	200,000
		13,625,935
Mississippi 1.3%
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	6,110,000	6,865,501
Series D, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	5,000,000	5,618,250
Mississippi, State Gaming Tax Revenue, Series E, 5.0%, 10/15/2028	4,755,000	5,644,851
Mississippi, State General Obligation, Series A, 5.0%, 10/1/2032	5,000,000	6,107,900
		24,236,502
Missouri 0.2%
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center:
Series A, 5.0%, 6/1/2022	1,570,000	1,827,606
Series A, 5.0%, 6/1/2023	1,375,000	1,593,171
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	360,000	368,971
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	275,000	285,907
		4,075,655
Nebraska 0.2%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series E, 3.0%, 3/1/2043	720,000	729,317
Series C, 4.5%, 9/1/2043	2,205,000	2,257,038
		2,986,355
Nevada 1.7%
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,254,381
5.0%, 6/1/2025	3,190,000	3,413,779
Clark County, NV, Flood Control, 5.0%, 11/1/2022	3,215,000	3,821,638
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,294,618
Las Vegas Valley, NV, Water District:
Series A, 5.0%, 6/1/2027	2,000,000	2,430,740
Series C, 5.0%, 9/15/2027	4,355,000	5,315,800
Series B, 5.0%, 12/1/2027	2,500,000	3,029,375
Washoe County, NV, School District, Series A, 5.0%, 6/1/2026	4,855,000	5,831,438
		30,391,769
New Hampshire 0.6%
New Hampshire, State Municipal Bond Bank:
Series B, 4.0%, 8/15/2030	2,875,000	3,223,709
Series B, 4.0%, 8/15/2031	4,515,000	5,032,690
New Hampshire, State Turnpike Systems, Series B, 5.0%, 2/1/2024	1,775,000	2,038,534
		10,294,933
New Jersey 2.6%
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2020	1,150,000	1,238,044
New Jersey, State Economic Development Authority Revenue, School Facilities Construction, Series W, Prerefunded 3/1/2018 @ 100, 5.0%, 3/1/2019	3,000,000	3,064,470
New Jersey, State Health Care Facilities Financing Authority Revenue, Princeton Healthcare System, Series A, 5.0%, 7/1/2024	2,000,000	2,378,600
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	5,422,250
Series B, 5.25%, 6/15/2026	5,000,000	5,409,150
New Jersey, State Turnpike Authority Revenue:
Series B, 5.0%, 1/1/2028	7,870,000	9,123,297
Series A, 5.0%, 1/1/2032	12,000,000	14,317,800
Series B, 5.0%, 1/1/2032	5,000,000	6,045,800
		46,999,411
New Mexico 0.1%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
"I", Series E, 5.3%, 9/1/2040	410,000	427,643
"I", Series D, 5.35%, 9/1/2040	290,000	306,205
"I", Series B-2, 5.65%, 9/1/2039	165,000	170,783
		904,631
New York 7.7%
Nassau County, NY, Sewer & Storm Water Finance Authority Systems Revenue, Series A, 5.0%, 10/1/2023	3,000,000	3,657,480
New York, Metropolitan Transportation Authority Revenue, Series D-2B, 0.69% of 1-month USD-LIBOR + 0.7% , 1.45% **, Mandatory Put 5/15/2018 @ 100, 11/1/2032, INS: AGMC	4,200,000	4,213,230
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-2B, 1.0% of MUNIPSA + 0.58%, 1.37% **, Mandatory Put 11/1/2019 @ 100, 11/1/2031	5,000,000	5,014,600
New York, State Dormitory Authority Revenues, Non State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	10,482,658
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,104,050
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	11,469,100
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	11,802,100
New York, TSASC, Inc., Series A, 5.0%, 6/1/2022	1,000,000	1,141,600
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series AA, 5.0%, 6/15/2021	8,145,000	8,428,772
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B1, 5.0%, 11/1/2027	750,000	903,593
Series B1, 5.0%, 11/1/2028	1,175,000	1,408,672
Series D-1, 5.0%, 11/1/2028	9,715,000	11,251,524
Series E-1, 5.0%, 2/1/2029	3,055,000	3,527,822
Series B1, 5.0%, 11/1/2029	935,000	1,114,473
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2, 5.0%, 7/15/2028	6,750,000	8,186,535
Series S-2, 5.0%, 7/15/2031	12,110,000	14,720,068
New York, NY, General Obligation:
Series F, 5.0%, 8/1/2024	9,000,000	10,454,760
Series B, 5.0%, 8/1/2026	2,870,000	3,462,684
Series C, 5.0%, 8/1/2027	5,000,000	6,057,250
Series D-1, 5.0%, 8/1/2029	8,620,000	10,166,342
Triborough, NY, Bridge & Tunnel Authority Revenues:
Series ABCD-4, 1.0% of MUNIPSA + 0.35% , 1.14% **, 1/1/2018, INS: AGMC	3,665,000	3,663,864
Series A, 5.0%, 11/15/2028	4,975,000	5,795,925
		138,027,102
North Carolina 2.1%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,105,540
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, Prerefunded 1/1/2019 @ 100, 5.0%, 1/1/2026	4,200,000	4,432,302
North Carolina, State Capital Improvement Obligation, Series A, Prerefunded 5/1/2020 @ 100, 5.0%, 5/1/2024	10,745,000	11,890,095
North Carolina, State Eastern Municipal Power Agency, Power System Revenue, Series A, Prerefunded 7/1/2022 @ 100, 5.0%, 1/1/2026	1,500,000	1,769,595
North Carolina, State Limited Obligation:
Series C, 5.0%, 5/1/2022	5,000,000	5,879,700
Series B, 5.0%, 6/1/2024	10,000,000	12,265,700
		37,342,932
North Dakota 0.1%
Fargo, ND, Sanford Health Systems Revenue, 5.5%, 11/1/2021	1,250,000	1,463,513
Ohio 1.9%
Cleveland, OH, Airport Systems Revenue:
Series A, 5.0%, 1/1/2027	3,000,000	3,365,100
Series A, 5.0%, 1/1/2031, INS: AGMC	1,000,000	1,150,620
Columbus, OH, General Obligation, Series 1, 5.0%, 7/1/2023	5,125,000	6,198,175
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series D, 5.0%, 11/15/2024	2,800,000	3,209,780
Ohio, State Capital Facilities Lease Appropriation-Administration Building Fund Projects, Series A, 5.0%, 10/1/2022	2,355,000	2,788,626
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, Prerefunded 1/1/2018 @ 100, 5.25%, 1/1/2021	2,150,000	2,183,669
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,473,250
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	115,000	116,734
Ohio, State Infrastructure Improvement, Series A, 5.0%, 9/1/2023	7,000,000	8,505,280
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,559,975
		34,551,209
Oregon 1.5%
Oregon, State Department of Administrative Services Lottery Revenue:
Series C, 5.0%, 4/1/2023	2,000,000	2,405,380
Series E, 5.0%, 4/1/2023	2,020,000	2,429,434
Oregon, State General Obligation:
Series L, 5.0%, 5/1/2025	3,000,000	3,422,040
Series J, Prerefunded 5/1/2021 @ 100, 5.0%, 5/1/2029	5,425,000	6,206,417
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,632,252
Series A, 5.5%, 7/1/2029	7,000,000	8,005,340
		27,100,863
Pennsylvania 4.9%
Lehigh County, PA, Industrial Development Authority Revenue, PPL Electric Utilities Corp., Series A, 0.9% **, Mandatory Put 9/1/2017 @ 100, 9/1/2029	1,800,000	1,800,000
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, Prerefunded 3/15/2019 @ 100, 5.5%, 9/15/2024	1,000,000	1,071,320
Pennsylvania, Delaware River Joint Toll Bridge Commission Revenue:
5.0%, 7/1/2031	1,000,000	1,206,070
5.0%, 7/1/2032	1,500,000	1,801,890
Pennsylvania, Saint Mary Hospital Authority, Health System Revenue, Catholic Health East, Series A, 5.0%, 11/15/2021	8,000,000	8,902,560
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group:
Series A, 5.0%, 2/1/2028	3,000,000	3,526,500
5.0%, 3/15/2029	10,000,000	11,971,900
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	2,215,000	2,282,181
Pennsylvania, State General Obligation, Series 2, 5.0%, 9/15/2029	7,000,000	8,358,280
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	5,055,000	5,337,777
Series 122, 4.0%, 10/1/2046	8,585,000	9,301,504
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, 1.0% of MUNIPSA + 0.88%, 1.67% **, 12/1/2020	3,000,000	3,026,880
Series B, 1.0% of MUNIPSA + 1.15%, 1.94% **, 12/1/2019	500,000	502,575
Series C, 5.0%, 12/1/2028	2,950,000	3,478,079
Series B, 5.0%, 6/1/2029	5,000,000	5,882,600
Series C, 5.5%, 12/1/2026	2,120,000	2,570,458
Series C, 5.5%, 12/1/2027	2,820,000	3,396,746
Series C, 5.5%, 12/1/2028	1,000,000	1,197,860
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Series 14, 5.0%, 10/1/2029	1,500,000	1,795,935
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	295,000	297,546
Philadelphia, PA, School District, Series F, 5.0%, 9/1/2030	9,000,000	10,233,000
		87,941,661
Puerto Rico 0.0%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, Prerefunded 8/1/2019 @ 100, 5.5%, 8/1/2028	45,000	48,917
South Carolina 1.1%
Beaufort County, SC, School District, Series A, 5.0%, 3/1/2023	7,360,000	8,804,841
Berkeley County, SC, School District Installment Purchase Revenue, Securing Assets for Education, Series A, 5.0%, 12/1/2026	2,000,000	2,411,760
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	3,133,978
South Carolina, Beaufort-Jasper Water & Sewer Authority, Waterworks & Sewer System Revenue:
Series B, 5.0%, 3/1/2023	1,880,000	2,249,063
Series B, 5.0%, 3/1/2024	500,000	609,220
South Carolina, SCAGO Educational Facilities Corp. for Pickens School District, 5.0%, 12/1/2026	2,970,000	3,540,210
		20,749,072
Tennessee 0.4%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	3,995,000	4,111,294
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	1,230,000	1,283,874
Series 1C, 4.5%, 7/1/2037	1,290,000	1,360,047
		6,755,215
Texas 20.5%
Aldine, TX, Aldine Independent School District, 4.0%, 2/15/2032	3,000,000	3,323,520
Allen, TX, Independent School District, 5.0%, 2/15/2025	1,640,000	1,859,563
Comal, TX, Independent School District, School Building Improvements, Series A, 5.25%, 2/1/2020	40,000	40,739
Dallas, TX, Independent School District, Series A, 4.0%, 2/15/2029	12,710,000	14,193,003
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	970,000	1,082,569
Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2029	3,030,000	3,397,569
5.0%, 10/1/2030	1,210,000	1,344,479
Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2030	3,790,000	4,249,765
Dallas-Fort Worth, TX, International Airport Revenue, Series B, 5.0%, 11/1/2028	5,000,000	5,805,100
Denton County, TX, General Obligation, 4.0%, 7/15/2030	3,000,000	3,336,300
Duncanville, TX, Independent School District, 5.0%, 2/15/2028	5,645,000	6,866,522
El Paso, TX, Independent School District, School Building Improvements:
5.0%, 8/15/2022	680,000	707,975
Prerefunded 8/15/2018 @ 100, 5.0%, 8/15/2022	4,205,000	4,374,924
Fort Bend County, TX, General Obligation:
Series B, 5.0%, 3/1/2027	4,470,000	5,411,918
Series B, 5.0%, 3/1/2028	7,800,000	9,367,176
Fort Worth, TX, Independent School District, School Building, 5.0%, 2/15/2028	9,210,000	10,099,041
Frisco, TX, Independent School District:
4.0%, 8/15/2029	6,940,000	7,903,619
4.0%, 8/15/2030	8,170,000	9,211,920
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, 1.0% of MUNIPSA + 0.58, 1.37% **, Mandatory Put 12/1/2019 @ 100, 12/1/2042	6,000,000	6,004,680
Harris County, TX, Flood Control District, Contract Tax Revenue:
Series B, 5.0%, 10/1/2028	5,000,000	6,117,450
Series A, 5.0%, 10/1/2029	5,000,000	5,604,100
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, 5.0%, 11/1/2031	2,795,000	3,188,005
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2026	4,000,000	4,564,520
Series B, 5.0%, 7/1/2027	9,600,000	11,114,592
Series A, 5.25%, 7/1/2029	8,000,000	8,290,560
Houston, TX, General Obligation:
Series A, 5.0%, 3/1/2026	865,000	918,198
Series A, Prerefunded 3/1/2019 @ 100, 5.0%, 3/1/2026	7,135,000	7,571,733
Houston, TX, Port Authority, Series A, 5.0%, 10/1/2023	4,565,000	5,535,656
Houston, TX, Utility System Revenue, SIFMA Index, Series A, 1.0% of MUNIPSA + 0.90%, 1.68% **, Mandatory Put 5/1/2020 @ 100, 5/15/2034	12,000,000	11,997,240
Houston, TX, Utility Systems Revenue:
Series C, 5.0%, 5/15/2022	2,000,000	2,344,240
Series D, 5.0%, 11/15/2028	3,560,000	4,330,989
Series A, 5.25%, 11/15/2028	2,500,000	2,835,600
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,509,845
Judson, TX, Independent School District, School Building, 4.0%, 2/1/2029	2,000,000	2,254,560
Katy, TX, Independent School District:
Series B, 5.0%, 2/15/2027	3,020,000	3,694,366
Series A, 5.0%, 2/15/2028	6,210,000	7,553,782
Longview, TX, Independent School District, School Building Improvements, Prerefunded 8/15/2018 @ 100, 5.0%, 2/15/2022	2,000,000	2,081,600
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,259,040
Magnolia, TX, Independent School District:
4.0%, 8/15/2029	1,255,000	1,407,985
4.0%, 8/15/2030	1,305,000	1,446,540
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2027	1,945,000	2,323,536
Series A, 5.0%, 1/1/2028	1,150,000	1,362,658
Series B, 5.0%, 1/1/2029	2,845,000	3,360,571
North Texas, Tollway Authority Revenue, First Tier:
Series A, 5.0%, 1/1/2025	1,480,000	1,759,320
Series A, 6.0%, 1/1/2022	865,000	879,662
Series A, Prerefunded 1/1/2018 @ 100, 6.0%, 1/1/2022	6,135,000	6,242,179
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, 5.25%, 9/1/2027	9,080,000	10,544,150
Series A, 5.5%, 9/1/2028	1,240,000	1,449,386
Pearland, TX, Independent School District, School Building:
4.0%, 2/15/2031	3,815,000	4,224,159
4.0%, 2/15/2032	3,650,000	4,018,139
Plano, TX, General Obligation, 5.0%, 9/1/2029	1,635,000	1,786,515
San Antonio, TX, Electric & Gas Revenue, Series A, Prerefunded 2/1/2019 @ 100, 5.25%, 2/1/2026	7,000,000	7,437,150
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,251,766
Socorro, TX, Independent School District:
Series A, 4.0%, 8/15/2031	3,140,000	3,508,762
Series B, 4.0%, 8/15/2031	9,035,000	10,096,070
Series A, 4.0%, 8/15/2032	1,500,000	1,665,075
Series B, 4.0%, 8/15/2032	3,000,000	3,330,150
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2023	2,500,000	2,811,575
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health, Series C-1, 0.8% *, 9/6/2017, LOC: Sumitomo Mitsui Banking	3,375,000	3,375,000
Tarrant, TX, Regional Water District Revenue, 5.0%, 3/1/2024	4,955,000	6,037,370
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,048,220
Series D, 5.0%, 11/1/2024	2,250,000	2,525,063
Series C, 5.0%, 11/1/2025	4,605,000	5,160,547
Series C, 5.0%, 11/1/2026	3,290,000	3,682,530
Texas, Grapevine-Colleyville Independent School District Building, 5.0%, 8/15/2031	3,465,000	3,931,043
Texas, Klein Independent School District, Series A, 5.0%, 8/1/2030	5,745,000	6,934,100
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	13,680,000	16,750,066
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	3,790,000	4,206,066
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	320,000	330,342
Texas, State General Obligation:
0.8% *, 9/6/2017, SPA: Sumitomo Mitsui Banking	3,300,000	3,300,000
Series B-2, 2.0%, Mandatory Put 8/1/2019 @ 100, 8/1/2025	3,480,000	3,483,202
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022, GTY: Macquarie Group Ltd.	5,000,000	5,800,850
Texas, State Transportation Commission, Series A, 5.0%, 10/1/2028	5,000,000	6,041,950
Texas, State Transportation Commission Mobility Fund, Series B, 1.0% of MUNIPSA + 0.38%, 1.16% **, Mandatory Put 10/1/2018 @ 100, 10/1/2041	5,000,000	5,001,100
Texas, State University Systems Financing Revenue, Series A, 5.0%, 3/15/2027	4,000,000	4,845,800
Texas, State Veterans Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,305,200
Victoria, TX, Independent School District:
4.0%, 2/15/2028	5,000,000	5,652,900
4.0%, 2/15/2029	3,625,000	4,061,160
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	2,866,644
5.0%, 12/15/2027	2,770,000	3,004,536
5.0%, 12/15/2028	2,905,000	3,150,966
		369,746,461
Utah 0.2%
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	3,052,017
Virginia 1.5%
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	16,745,000	18,862,572
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	8,064,850
		26,927,422
Washington 4.8%
King County, WA, Public Hospital District No. 2, 5.0%, 12/1/2022	6,865,000	8,118,892
Port of Seattle, WA, Revenue Bond, Series B, 5.0%, 3/1/2022	1,250,000	1,454,525
Seattle, WA, Municipal Light & Power Revenue:
Series B-1, 1.0% of MUNIPSA + 0.68%, 1.46% **, Mandatory Put 11/1/2018 @ 100, 5/1/2045	6,000,000	5,999,940
Series B, 5.0%, 2/1/2025	7,250,000	7,944,913
Washington, Energy Northwest Electric Revenue, Project No. 1, Series A, 5.0%, 7/1/2028	5,000,000	6,084,500
Washington, State Economic Development Finance Authority, Solid Waste Dispensary Revenue, Waste Management, Inc., Series D, 144A, 1.25%, 11/1/2017	3,000,000	3,001,650
Washington, State General Obligation:
Series 2011-A, 5.0%, 8/1/2028	10,000,000	11,139,700
Series R-2015-C, 5.0%, 7/1/2030	3,095,000	3,693,883
Series 2011-A, 5.0%, 8/1/2031	17,845,000	19,746,563
Series A, 5.0%, 8/1/2032	14,000,000	15,918,560
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,696,911
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	330,000	342,081
		86,142,118
West Virginia 0.1%
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,787,648
Wisconsin 2.0%
Wisconsin, State Clean Water Revenue:
Prerefunded 6/1/2024 @ 100, 5.0%, 6/1/2029	8,500,000	10,473,955
Series 1, Prerefunded 6/1/2020 @ 100, 5.0%, 6/1/2031	2,500,000	2,774,400
Wisconsin, State General Fund, Annual Appropriation Revenue:
Series A, 6.0%, 5/1/2026	4,525,000	4,907,408
Series A, Prerefunded 5/1/2019 @ 100, 6.0%, 5/1/2026	475,000	515,888
Wisconsin, State General Obligation:
Series 1, 5.0%, 5/1/2027	3,000,000	3,572,520
Series A, Prerefunded 5/1/2021 @ 100, 5.25%, 5/1/2026	3,500,000	4,030,110
Wisconsin, State Health & Educational Facilities Authority Revenue, Children's Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,092,450
Wisconsin, State Transportation Revenue:
Series 2, 5.0%, 7/1/2023	2,500,000	3,020,375
Series 2, 5.0%, 7/1/2026	5,000,000	6,085,400
		36,472,506
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,694,788,570)	99.5	1,789,764,868
Other Assets and Liabilities, Net	0.5	9,598,830
Net Assets	100.0	1,799,363,698

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of August 31, 2017. Date shown reflects the earlier of demand date or stated maturity date.
** Floating rate security. These securities are shown at their current rate as of August 31, 2017.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
LIBOR: London Interbank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (b)	$—	$1,789,764,868	$—	$1,789,764,868
Total	$—	$1,789,764,868	$—	$1,789,764,868

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Intermediate Tax/AMT Free Fund, a series of Deutsche Tax Free Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2017